Other assets, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other assets [member]
Disclosure of other assets [line items]
Amortization expense for other assets	$ 213,833	$ 318,824	$ 798,243